UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2006 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Rorer Large-Cap

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 94.3%
Consumer Discretionary - 10.2%
Best Buy Co., Inc.	110		$5,573
CBS Corp., Class B	209		5,461
Home Depot, Inc.	133		5,393
McDonald’s Corp.	522		18,275
Time Warner Co., Inc.	867		15,199
Viacom, Inc., Class B*	209		8,669
Total Consumer Discretionary			58,570
Consumer Staples - 8.3%
CVS Corp.	600		16,656
PepsiCo, Inc.	253		14,467
Procter & Gamble Co.	280		16,584
Total Consumer Staples			47,707
Energy - 9.4%
BJ Services Co.	229		9,272
ChevronTexaco Corp.	147		8,729
ConocoPhillips Co.	288		18,634
Exxon Mobil Corp.	276		17,319
Total Energy			53,954
Financials - 22.1%
AFLAC, Inc.	398		18,685
American International Group, Inc.	235		15,383
Citigroup, Inc.	338		15,744
Goldman Sachs Group, Inc.	44		6,215
JPMorgan Chase & Co.	403		16,019
MBIA, Inc.	182		11,204
Morgan Stanley Co.	260		15,977
St. Paul Travelers Companies, Inc., The	313		14,204
U.S. Bancorp	293		8,764
Washington Mutual, Inc.	127		5,375
Total Financials			127,570
Health Care - 17.7%
Amgen, Inc.*	219		15,962
Baxter International, Inc.	382		14,077
CIGNA Corp.	101		12,282
Fisher Scientific International, Inc.*	171	[2]	11,435
Johnson & Johnson Co.	187		10,760
Laboratory Corp. of America Holdings*	271		15,894
Pfizer, Inc.	313		8,038
Quest Diagnostics, Inc.	119		5,882
Wyeth Co.	162		7,493
Total Health Care			101,823
Industrials - 8.2%
Danaher Corp.	127		7,193
General Electric Co.	448		14,672
L-3 Communications Holdings, Inc.	210	[2]	17,014
Southwest Airlines Co.	508		8,362
Total Industrials			47,241
Information Technology - 17.5%
Cisco Systems, Inc.*	727		13,500
Corning, Inc.*	459		11,177
Fiserv, Inc.*	299		13,150
Hewlett-Packard Co.	256		7,982
Microsoft Corp.	620		17,453
Motorola, Inc.	900		20,439
QUALCOMM, Inc.	215		10,311
Xerox Corp.*	496		7,098
Total Information Technology			101,110

Materials - 0.9%
Dow Chemical Co.	122	5,161
Total Common Stocks (cost $479,447)		543,136
Short Term Investments - 9.0%[1]
Bank of New York Institutional Cash Reserves Fund, 4.47%[3]	29,004	29,004
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%	22,912	22,912
Total Short Term Investments (cost $51,916)		51,916
Total Investment - 103.3% (cost $531,363)		595,052
Other Assets, less Liabilities - (3.3)%		(19,255)
Net Assets - 100.0%		$575,797

Note:	Based on the approximate cost of investments of $531,884 for Federal income tax purposes at January 31, 2006, the aggregate gross unrealized appreciation and depreciation were $68,613 and $5,445, respectively, resulting in net unrealized appreciation of investments of $63,168.

*	Non-income-producing securities.

[1]	Yield shown for each investment company represents the January 31, 2006 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2006, amounting to a market value of $29,449 or approximately 5.1% of net assets.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 15, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: March 15, 2006